Taxation - Schedule of Income Tax Benefit (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Income Tax Benefit [Abstract]
Current income tax expenses	$ 58	$ 113
Deferred income tax benefit	(142)	(312)
Total income tax benefit	$ (84)	$ (199)